INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Net operating loss carry forward	$ 220,456
Changes in valuation allowance	$ 28,815	$ 22,200	$ 9,276
PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
PRC statutory tax rate	25.00%
Chuangyi Technology [Member] | PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
Preferential tax rate	15.00%	15.00%	15.00%
Xi'an Shengshi Dinghong Information Technology Co., Ltd. Xi'an Shengshi [Member] | PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
Tax exempt period	2 years
Preferential tax rate		15.00%	15.00%	15.00%	12.50%	12.50%	12.50%
Effective Income Tax Rate Reconciliation, Percent	25.00%